BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
BANK PREMISES AND EQUIPMENT
BANK PREMISES AND EQUIPMENT

NOTE 5 — BANK PREMISES AND EQUIPMENT

The major classifications of bank premises and equipment are as follows:

(dollars in thousands)	2011	2010
Land	$4,031	$3,980
Buildings and leasehold improvements	10,961	10,582
Furniture, fixtures and equipment	5,586	5,233
	20,578	19,795
Less accumulated depreciation	(9,542)	(9,023)
Total bank premises and equipment	$11,036	$10,772

Depreciation expense on premises and equipment was $603,000 in 2011, $824,000 in 2010, and $831,000 in 2009.